Stock Incentive Plans - Summary of Stock Incentive Plans (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	May 12, 2015	Jun. 30, 2016	Jul. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Jan. 01, 2017	Jan. 01, 2016	Apr. 30, 2014
Shares Available for Grant
Beginning balance (in shares)				39,988	106,833	106,833
Ending balance (in shares)				362,700	269,331	39,988	106,833
Stock Options Outstanding
Beginning balance (in shares)				2,571,220	919,506	919,506
Options Exercised (in shares)				0	0	0
Ending balance (in shares)				2,528,650	894,766	2,571,220	919,506
RSUs Outstanding
Beginning balance (in shares)				20,789	55,536	55,536
Ending balance (in shares)				20,789	20,789	20,789	55,536
Weighted Average Stock Option Exercise Price
Beginning balance (in dollars per share)				$ 2.52	$ 3.87	$ 3.87
Ending balance (in dollars per share)				$ 2.53		$ 2.52	$ 3.87
Weighted Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life (Years)				8 years 8 months 16 days		8 years 9 months 7 days	8 years 9 months 22 days
Options vested, exercisable and expected to vest
Options vested and exercisable (in shares)				1,107,583		983,147
Options vested and exercisable (in dollars per share)				$ 3.36		$ 3.41
Options vested and exercisable (in years)				8 years 18 days		8 years 3 months
Options vested and expected to vest (in shares)				2,237,254		2,163,246
Options vested and expected to vest (in dollars per share)				$ 2.55		$ 2.52
Options vested and expected to vest (in years)				8 years 7 months 28 days		8 years 8 months 23 days
Weighted average grant date fair value of stock options granted (in dollars per share)				$ 0.46	$ 0	$ 0.86	$ 2.90
Number of options vested (in shares)				185,005	61,944	655,481	413,063
Fair value of options vested on grant date				$ 185,646	$ 92,557	$ 722,134	$ 893,974
Grant date fair value of options vested (in dollars per share)							$ 0.43
Intrinsic value of options exercised							$ 0
Stock options
Stock Options Outstanding
Options Exercised (in shares)				0
2013 Plan
Shares Available for Grant
Beginning balance (in shares)							119,077
Options available for grant cancelled upon IPO (in shares)							(51,863)
Stock Options Outstanding
Beginning balance (in shares)					693,006	693,006	659,554
Options Granted (in shares)				0			176,364
Options Cancelled (in shares)							(95,784)
Options Cancelled post-IPO not rolled back into the 2013 Plan (in shares)							(42,128)
Options Cancelled not rolled back into the 2013 Plan (in shares)						(127,629)
Options Exercised (in shares)							(5,000)
Ending balance (in shares)							693,006
RSUs Outstanding
Beginning balance (in shares)					55,536	55,536	68,902
RSUs Granted (in shares)						27,768	1,484
RSUs Cancelled (in shares)						(6,979)	(14,850)
Ending balance (in shares)							55,536
Weighted Average Stock Option Exercise Price
Beginning balance (in dollars per share)					$ 3.74	$ 3.74	$ 2.67
Options Granted (in dollars per share)							7.00
Options Cancelled not rolled back into the 2013 Plan (in dollars per share)						$ 4.19
Options Cancelled (in dollars per share)							2.53
Options Exercised (in dollars per share)							2.53
Ending balance (in dollars per share)							$ 3.74
2013 Plan | Stock options
Stock Incentive Plans
Number of shares reserved for issuance								300,000			847,533
Shares Available for Grant
Shares Authorized (in shares)								300,000			847,533
Stock Options Outstanding
Options Granted (in shares)								0
2014 Plan
Stock Incentive Plans
Number of shares reserved for issuance						1,712,498	333,333
Additional shares authorized (in shares)				280,142
Shares Available for Grant
Shares Authorized (in shares)						1,712,498	333,333
Stock Options Outstanding
Options Granted (in shares)				18,000		1,927,121	241,500
Options Cancelled (in shares)				(60,570)		(147,778)	(15,000)
Weighted Average Stock Option Exercise Price
Options Granted (in dollars per share)				$ 0.71		$ 1.97	$ 4.32
Options Cancelled (in dollars per share)				$ 1.67		$ 2.28	$ 5.09
2014 Plan | Stock options
Stock Incentive Plans
Number of shares reserved for issuance	333,333
Increase in shares reserve based on outstanding number of shares	162,498								280,142	162,498
Additional shares authorized (in shares)		1,550,000	550,000
Increase in share reserve based on outstanding number of shares (as a percent)	2.00%
Shares Available for Grant
Shares Authorized (in shares)	333,333